Provisions for tax, labor and civil risks (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Provisions for tax, labor and civil risks
Opening balance	R$ 30,577	R$ 23,510
Additions	5,504	7,089
Reversals	(1,374)	(22)
Closing balance	R$ 34,707	R$ 30,577